Shareholders’ Deficit (Details) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Jul. 12, 2021	Apr. 09, 2021	Jan. 25, 2021
Shareholders’ Equity [Line Items]
Common stock, shares authorized (in shares)	209,354,819	161,024,239	209,354,819
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	209,354,819	161,024,239	209,354,819
Common stock, shares outstanding (in shares)	209,354,819	161,024,239	209,354,819
Agrico Acquisition Corp.
Shareholders’ Equity [Line Items]
Preference shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Initial Classification of Class A ordinary shares subject to possible redemption		$ 0	$ 146,625,000
Public warrants	7,187,500		7,187,500
Private placement warrants outstanding shares	7,250,000		7,250,000
Agrico Acquisition Corp. | Class A Ordinary Shares
Shareholders’ Equity [Line Items]
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	143,750	0	143,750
Common stock, shares outstanding (in shares)	143,750	0	143,750
Initial Classification of Class A ordinary shares subject to possible redemption	$ 14,375,000		$ 14,375,000
Per share price (in Dollars per share)	$ 11.50		$ 11.50
Agrico Acquisition Corp. | Class A Ordinary Shares | Maximum
Shareholders’ Equity [Line Items]
Shares issued (in shares)	143,750		143,750
Agrico Acquisition Corp. | Class B Ordinary Shares
Shareholders’ Equity [Line Items]
Common stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	3,593,750	0	3,593,750
Common stock, shares outstanding (in shares)	3,593,750	0	3,593,750
Shares issued (in shares)		0				5,000,000
Forfeited Shares				468,750	1,406,250
Common stock conversion, percentage	20.00%		20.00%
Agrico Acquisition Corp. | Class B Ordinary Shares | Maximum | Founder Shares
Shareholders’ Equity [Line Items]
Common stock, shares outstanding (in shares)					5,000,000
Agrico Acquisition Corp. | Class B Ordinary Shares | Minimum | Founder Shares
Shareholders’ Equity [Line Items]
Common stock, shares outstanding (in shares)					3,593,750